Balance Sheet Components - Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 192	$ 188
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,200	1,170
Accumulated Amortization	380	188
Net Book Value	$ 820	$ 982